Equinox MutualHedge Futures Strategy Fund

a series of Northern Lights Fund Trust

Class	A:	MHFAX
Class	C:	MHFCX
Class	I:	MHFIX

Supplement dated December 10, 2015 to the Statement of Additional Information

Dated January 28, 2015.

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Effective as of the date of this Supplement, the Fund has revised its sales charge waiver policy to include the following:

Whether a sales charge waiver is available for your retirement plan or charitable account depends upon the policies and procedures of your intermediary. Please consult your financial adviser for further information.

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This Supplement and the existing Statement of Additional Information dated January 28, 2015 provides relevant information for all shareholders and should be retained for future reference. The Statement of Additional Information has been filed with the Securities and Exchange Commission, is incorporated by reference, and can be obtained without charge by calling 1-888-643-3431.